Related parties - Schedule of Key Management Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party [Abstract]
Salaries and other short-term employee benefits	$ 7,690	$ 5,364	$ 4,512
Pension costs	455	407	299
Share-based compensation expenses	16,752	396	341
Other compensation	196	73	183
Key management compensation	$ 25,093	$ 6,240	$ 5,335